INVESTMENTS - REALIZED GAINS (LOSSES) (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Fair Value of Fixed Maturity Investments and Mortgage Loans Not Accruing Investment Income	$ 10,000,000	$ 7,900,000
Available For Sale Securities, Nonperforming, Carrying Value	400,000
Mortgage Loans, Aggregate Carrying Value, In Process of Foreclosure	9,600,000
Available For Sale Securities, Value Of Securities Sold	1,000,000,000	1,400,000,000	1,300,000,000
Investment Impairment Charges on Guaranteed Investment Contract		70,600,000
Investment, Guaranteed Investment Contract, Interest Rate Assumptions, Low End		1.33%
Investments, Fair Value Disclosure, Guaranteed Investment Contract		213,000,000
Book Value of Investment in Guaranteed Investment Contract	201,500,000
Net Realized Loss on Guaranteed Investment Contract Commutation	(4,000,000)
Impairment Charges on Underlying Invested Assets from Commutation of Investment in Guaranteed Investment Contract	11,500,000
Gain (Loss) on Investments [Abstract]
Available-for-sale Securities, Gross Realized Gains	183,100,000	347,100,000	367,900,000
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	(59,900,000)	(147,700,000)	(233,900,000)
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	(19,200,000)	(94,800,000)	(337,800,000)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest	5,300,000	(4,700,000)	188,300,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	34,600,000	149,800,000	195,400,000
Net realized investment gains (losses)	61,800,000	30,200,000	(60,500,000)
Net realized investment gains, excluding impairment losses	96,400,000	180,000,000	134,900,000
Sales of investments	5,504,500,000	8,632,600,000	10,709,600,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(34,600,000)	(149,800,000)	(195,400,000)
Total other-than-temporary impairment losses	39,900,000	146,800,000	385,000,000
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	(5,300,000)	3,000,000	(189,600,000)
Net Investment Income, Insurance Entity [Abstract]
Fixed maturities	1,233,800,000	1,162,600,000	1,083,700,000
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14,600,000	43,700,000	11,100,000
Equity securities	1,700,000	800,000	1,500,000
Mortgage loans	111,700,000	121,700,000	130,800,000
Policy loans	17,600,000	18,200,000	21,200,000
Option income (loss)	36,500,000	57,300,000	(63,000,000)
Change in value of options	(57,700,000)	(29,100,000)	113,700,000
Other invested assets	14,500,000	9,100,000	10,000,000
Cash and cash equivalents	400,000	500,000	1,100,000
Gross investment income	1,373,100,000	1,384,800,000	1,310,100,000
Less investment expenses	19,000,000	17,900,000	17,400,000
Net investment income	1,354,100,000	1,366,900,000	1,292,700,000
Mortgage-backed and Asset-backed Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	24,100,000	125,400,000	178,300,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		23,600,000	83,600,000
Sale of Securities Issued By Providers of Financial Guarantees and Mortgage Insurance [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax			11,300,000
US States and Political Subdivisions Debt Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	13,400,000
Partial Commutations of Guaranteed Investment Contract [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	8,900,000
Total Fixed Maturities, Available For Sale [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	13,900,000	99,500,000	149,500,000
Net realized investment gains (losses)	109,300,000	99,900,000	(15,500,000)
Equity Securities [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(200,000)	100,000	0
Mortgage Loan [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(29,300,000)	(16,900,000)	(13,500,000)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	11,800,000	40,800,000	40,900,000
Securities Issued by Large Commercial Lender That Recently Filed Bankruptcy [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			13,800,000
Various Corporate Securities Following Unforeseen Issue Specific Events [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			57,100,000
Real Estate Available For Sale [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		1,600,000
Impairments of Mortgage Loans And Other Investments [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(20,700,000)	(50,300,000)	(45,900,000)
Other Securities [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	2,700,000	(2,600,000)	14,400,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	7,000,000
Corporate Securities and Other Invested Assets [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		13,200,000
Government Agency Securities and Equity Interests in Corporate Investments [Member]
Gain (Loss) on Investments [Line Items]
Investments, Fair Value Disclosure	197,500,000
Investments held by variable interest entities [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	4,300,000
Corporate Debt Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	$ 13,500,000	$ 22,300,000	$ 44,300,000